Income Taxes (Details) - Schedule of deferred income tax assets and liabilities - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Deferred tax assets:
Accruals and reserves	$ 30	$ 21
Stock-based compensation	55	22
Net operating loss carryforward	13,945	8,700
Research and development credits	1,833	1,334
Valuation allowance	(15,818)	(10,047)
Total deferred tax assets	45	30
Deferred tax liabilities:
Depreciation and amortization	(45)	(20)
Total deferred tax liabilities	(45)	(20)
Net deferred tax assets (liabilities)		$ 10